ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

11.                               ACQUIRED INTANGIBLE ASSETS, NET

The gross carrying amount, accumulated amortization and net carrying amount of the intangible assets are as follows:

	As of December 31,
	2010	2011

Intangible assets not subject to amortization:
Domain names (i)	$2,125	$—
Domain name, trademarks and online licenses	—	23,901
Intangible assets subject to amortization:
Operating platforms and technology	340	1,214
Game license, webgame cooperation agreement and content copyright	1,800	2,679
User generated content	—	1,317
Customer and broadcastors relationship	—	762
Login users and registered user list	159	612
Non-compete agreement	—	187

	$4,424	$30,672
Less: Accumulated amortization
Operating platforms and technology	$(177)	$(289)
Game license, webgame cooperation agreement and content copyright	(1,417)	(1,982)

User generated content	—	(89)
Customer and broadcastors relationship	—	(57)
Login users and registered user list	(83)	(153)
Non-compete agreement	—	(16)

	$(1,677)	$(2,586)

Intangible asset, net	$2,747	$28,086

(i)                                       In 2010, the domain name www.kaixin.com was fully impaired as a result of the lawsuit against a subsidiary of the Company, as set out in Note 28.  An impairment charge of $739 was recorded in the statement of operations for the year ended December 31, 2010.

In December 2011, the Company decided to stop using two domain names after consolidating all the online games to Renren.com operating platform of the Company. As a result, the Company recorded $2,219 impairment loss for the write-off of the intangible assets related to the two domain names.

Amortization expenses for the years ended December 31, 2009, 2010 and 2011 were $608, $673 and $811, respectively.  Amortization expenses for the years ended December 31, 2012, 2013, 2014, 2015, and after would be $2,031, $1,073, $601, $281, $199, respectively.